Basis of accounting - Narrative (Details)	11 Months Ended
Dec. 31, 2019 year
Patent
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset, useful life	20
Bottom of range | Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	2
Bottom of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3
Bottom of range | Software licenses
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset, useful life	3
Top of range | Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	10
Top of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	5
Top of range | Software licenses
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset, useful life	5